Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The following table sets forth information regarding the Company’s performance and the Compensation Actually Paid (“CAP”) to the NEOs as calculated in accordance with Item 402 (v) of Regulation S-K.

Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total 1st PEO[1]	SCT Total 2nd PEO[2]	CAP 1st PEO[3]	CAP 2nd PEO[4]	Avg SCT Total Non-PEO NEOs[5]	Avg CAP Non-PEO NEOs[6]	TSR[7]	Peer Group TSR[8]	Net Income[9]	ETR Tax Adjusted EPS[10]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$13,207,355	$6,861,760	$17,642,076	$8,580,147	$3,751,745	$4,877,536	$104.64	$122.25	$1,103,166	$6.58
2021	$17,045,744	N/A	$26,597,239	N/A	$4,221,128	$5,009,362	$101.07	$121.46	$1,118,492	$6.22
2020	$16,198,597	N/A	$10,573,045	N/A	$5,115,873	$2,828,875	$86.29	$102.72	$1,388,334	$6.90

[1]	The amounts reported in this first column (b) are the same amounts reported in column (j) of the 2022 Summary Compensation Table (SCT) for Mr. Denault, who served as our PEO for the entirety of 2020 and 2021 and during 2022 until his retirement as our Chief Executive Officer on November 1, 2022.
[2]	The amount reported in this second column (b) for 2022 is the same amount reported in column (j) of the 2022 Summary Compensation Table for Mr. Marsh, who became our PEO in 2022 upon his appointment as our Chief Executive Officer effective November 1, 2022. For 2021 and 2020, Mr. Marsh’s SCT Totals are included in column (d).
[3]	The amounts reported in this first column (c) represent the total compensation actually paid to Mr. Denault, as calculated in accordance with SEC disclosure rules, for each of the prior three completed fiscal years. Compensation actually paid does not mean that Mr. Denault was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the first column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Denault	2022	2021	2020
Summary Compensation Table Total	$13,207,355	$17,045,744	$16,198,597
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$—	($4,178,300)	($4,416,700)
Increase for “Service Cost” for Pension Plans	$38,700	$13,600	$16,500
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$8,858,200	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($9,164,589)	($8,986,053)	($8,067,003)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$10,171,229	$12,040,411	$4,710,314
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,965,462	$696,285	($7,838,641)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$1,423,919	$1,107,352	$9,969,978
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated CAP	$17,642,076	$26,597,239	$10,573,045
[4]	The amount reported in this second column (c) represents the total compensation actually paid, as calculated in accordance with SEC disclosure rules, to Mr. Marsh for 2022, the year in which he was appointed as our Chief Executive Officer. The compensation actually paid for Mr. Marsh for 2021 and 2020 are included in column (e) for the average of the other NEOs. Compensation actually paid does not mean that Mr. Marsh was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the second column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Marsh	2022
Summary Compensation Table Total	$6,861,760
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$—
Increase for “Service Cost” for Pension Plans	$174,000
Increase for “Prior Service Cost” for Pension Plans	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($5,012,940)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$4,233,694
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,906,258
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$417,375
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Calculated CAP	$8,580,147

[5]	The amounts reported in this column (d) represent the average of amounts reported in column (j) of the 2022 Summary Compensation Table for our Non-PEO NEOs, inclusive of Mr. Marsh for 2020 and 2021. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2022	2021	2020
Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
A. Christopher Bakken, III	Marcus V. Brown	A. Christopher Bakken, III
Marcus V. Brown	Paul D. Hinnenkamp	Marcus V. Brown
Roderick K. West	Roderick K. West	Roderick K. West

[6]	The amounts reported in this column (e) represent the average compensation actually paid, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for the prior three completed fiscal years, inclusive of Mr. Marsh for 2021 and 2020. Compensation actually paid does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in column (d), adjusted by certain changes in equity award and pension plan values, as follows:
Adjustments to Determine the Average CAP for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$3,751,745	$4,221,128	$5,115,873
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($266,225)	($409,275)	($1,472,875)
Increase for “Service Cost” for Pension Plans	$130,125	$186,625	$130,750
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$466,725	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($2,044,130)	($2,198,699)	($2,147,575)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$2,144,852	$2,839,140	$1,253,979
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$393,775	$185,876	($1,850,528)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$300,669	$184,567	$1,799,251
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated CAP	$4,877,536	$5,009,362	$2,828,875

[7]	The amounts reported in this column (f) represent the Company’s total shareholder return (TSR) for the prior three completed fiscal years. The calculation for each year is based on a fixed investment of $100 as of December 31, 2019 through the end of each applicable year in the table, assuming reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance.

[8]	This column (g) reports the average TSR of our peer companies in the Philadelphia Utility Index, the same index that the Company uses in its Annual Report. The same methodology was used in calculating the Company’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, assuming reinvestment of dividends.

[9]	This column (h) reports the Company’s net income for the prior three completed fiscal years.

[10]	The information reported in column (i) reports ETR Tax Adjusted EPS, our Company Selected Measure (CSM), for the prior three completed fiscal years. We have designated ETR Tax Adjusted EPS as our CSM as we believe it represents our most important financial measure (aside from TSR) used to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year. See Appendix A for the reconciliation of ETR Tax Adjusted EPS to GAAP results.

Company Selected Measure Name			ETR Tax Adjusted EPS
Named Executive Officers, Footnote [Text Block]

[5]	The amounts reported in this column (d) represent the average of amounts reported in column (j) of the 2022 Summary Compensation Table for our Non-PEO NEOs, inclusive of Mr. Marsh for 2020 and 2021. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2022	2021	2020
Kimberly A. Fontan	Andrew S. Marsh	Andrew S. Marsh
A. Christopher Bakken, III	Marcus V. Brown	A. Christopher Bakken, III
Marcus V. Brown	Paul D. Hinnenkamp	Marcus V. Brown
Roderick K. West	Roderick K. West	Roderick K. West

Peer Group Issuers, Footnote [Text Block]

[8]	This column (g) reports the average TSR of our peer companies in the Philadelphia Utility Index, the same index that the Company uses in its Annual Report. The same methodology was used in calculating the Company’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2019, assuming reinvestment of dividends.

Adjustment To PEO Compensation, Footnote [Text Block]
[3]	The amounts reported in this first column (c) represent the total compensation actually paid to Mr. Denault, as calculated in accordance with SEC disclosure rules, for each of the prior three completed fiscal years. Compensation actually paid does not mean that Mr. Denault was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the first column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Denault	2022	2021	2020
Summary Compensation Table Total	$13,207,355	$17,045,744	$16,198,597
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$—	($4,178,300)	($4,416,700)
Increase for “Service Cost” for Pension Plans	$38,700	$13,600	$16,500
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$8,858,200	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($9,164,589)	($8,986,053)	($8,067,003)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$10,171,229	$12,040,411	$4,710,314
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,965,462	$696,285	($7,838,641)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$1,423,919	$1,107,352	$9,969,978
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated CAP	$17,642,076	$26,597,239	$10,573,045
[4]	The amount reported in this second column (c) represents the total compensation actually paid, as calculated in accordance with SEC disclosure rules, to Mr. Marsh for 2022, the year in which he was appointed as our Chief Executive Officer. The compensation actually paid for Mr. Marsh for 2021 and 2020 are included in column (e) for the average of the other NEOs. Compensation actually paid does not mean that Mr. Marsh was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the second column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Marsh	2022
Summary Compensation Table Total	$6,861,760
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$—
Increase for “Service Cost” for Pension Plans	$174,000
Increase for “Prior Service Cost” for Pension Plans	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($5,012,940)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$4,233,694
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,906,258
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$417,375
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Calculated CAP	$8,580,147

Non-PEO NEO Average Total Compensation Amount			$ 3,751,745	$ 4,221,128	$ 5,115,873
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,877,536	5,009,362	2,828,875
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

[6]	The amounts reported in this column (e) represent the average compensation actually paid, as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for the prior three completed fiscal years, inclusive of Mr. Marsh for 2021 and 2020. Compensation actually paid does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in column (d), adjusted by certain changes in equity award and pension plan values, as follows:
Adjustments to Determine the Average CAP for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$3,751,745	$4,221,128	$5,115,873
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	($266,225)	($409,275)	($1,472,875)
Increase for “Service Cost” for Pension Plans	$130,125	$186,625	$130,750
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$466,725	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($2,044,130)	($2,198,699)	($2,147,575)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$2,144,852	$2,839,140	$1,253,979
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$393,775	$185,876	($1,850,528)
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$300,669	$184,567	$1,799,251
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Calculated CAP	$4,877,536	$5,009,362	$2,828,875

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Pay and Performance

The relationship over each of the years reported in the PVP Table between the compensation actually paid (CAP) to the PEOs and the average CAP to the non-PEO NEOs (columns (c) and (e) of the PVP Table) to each of the metrics set forth in columns (f), (g), (h) and (i) of the PVP Table is illustrated as follows:

PEO and Average Other NEO CAP versus the Company’s Cumulative TSR

The chart below illustrates the relationship between the CAP amounts for the NEOs to the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

CAP versus The Company’s Cumulative TSR and
Philadelphia Utility Index Cumulative TSR

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Pay and Performance

The relationship over each of the years reported in the PVP Table between the compensation actually paid (CAP) to the PEOs and the average CAP to the non-PEO NEOs (columns (c) and (e) of the PVP Table) to each of the metrics set forth in columns (f), (g), (h) and (i) of the PVP Table is illustrated as follows:

PEO and Average Other NEO CAP versus the Company’s Cumulative TSR

The chart below illustrates the relationship between the CAP amounts for the NEOs to the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

CAP versus The Company’s Cumulative TSR and
Philadelphia Utility Index Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Pay and Performance

The relationship over each of the years reported in the PVP Table between the compensation actually paid (CAP) to the PEOs and the average CAP to the non-PEO NEOs (columns (c) and (e) of the PVP Table) to each of the metrics set forth in columns (f), (g), (h) and (i) of the PVP Table is illustrated as follows:

PEO and Average Other NEO CAP versus the Company’s Net Income

The chart below illustrates the relationship between the CAP amounts for the NEOs to the Company’s GAAP net income.

CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Pay and Performance

The relationship over each of the years reported in the PVP Table between the compensation actually paid (CAP) to the PEOs and the average CAP to the non-PEO NEOs (columns (c) and (e) of the PVP Table) to each of the metrics set forth in columns (f), (g), (h) and (i) of the PVP Table is illustrated as follows:

PEO and Average Other NEO CAP versus ETR Tax Adjusted EPS (CSM)

The chart below illustrates the relationship between the CAP amounts for the NEOs to the CSM, ETR Tax Adjusted EPS.

CAP versus ETR Tax Adjusted EPS (CSM)

Tabular List [Table Text Block]

Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2022 and is inclusive of our CSM, ETR Tax Adjusted EPS, set forth in column (j) of the PVP Table. As described in the CD&A, we supplement our financial performance measures with ESG goals relating to safety, DIB, environmental stewardship, and customer NPS to demonstrate Entergy’s strong commitment to its ESG goals and to more directly link executive compensation to successful execution on our strategies to achieve those objectives. Please see the “CD&A” for a further description of the financial metrics listed below as well as the ESG metrics used in the Company’s 2022 executive compensation program.

•	ETR Tax Adjusted EPS
•	Adjusted FFO / Debt Ratio
•	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 104.64	101.07	86.29
Peer Group Total Shareholder Return Amount			122.25	121.46	102.72
Net Income (Loss)			$ 1,103,166,000	$ 1,118,492,000	$ 1,388,334,000
Company Selected Measure Amount | $ / shares			6.58	6.22	6.9
PEO Name	Mr. Marsh	Mr. Denault		Mr. Denault	Mr. Denault
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			ETR Tax Adjusted EPS
Non-GAAP Measure Description [Text Block]

[10]	The information reported in column (i) reports ETR Tax Adjusted EPS, our Company Selected Measure (CSM), for the prior three completed fiscal years. We have designated ETR Tax Adjusted EPS as our CSM as we believe it represents our most important financial measure (aside from TSR) used to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year. See Appendix A for the reconciliation of ETR Tax Adjusted EPS to GAAP results.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted FFO / Debt Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Mr. Denault [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 13,207,355	$ 17,045,744	$ 16,198,597
PEO Actually Paid Compensation Amount			17,642,076	26,597,239	10,573,045
Mr. Marsh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,861,760
PEO Actually Paid Compensation Amount			8,580,147
PEO [Member] | Mr. Denault [Member] | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(4,178,300)	(4,416,700)
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,700	13,600	16,500
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase for "Prior Service Cost" for Pension Plans (Due to Plan Amendment/Modification) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	8,858,200	0
PEO [Member] | Mr. Denault [Member] | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,164,589)	(8,986,053)	(8,067,003)
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,171,229	12,040,411	4,710,314
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,965,462	696,285	(7,838,641)
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Denault [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,423,919	1,107,352	9,969,978
PEO [Member] | Mr. Denault [Member] | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Marsh [Member] | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			174,000
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase for "Prior Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Marsh [Member] | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,012,940)
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,233,694
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,906,258
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Marsh [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			417,375
PEO [Member] | Mr. Marsh [Member] | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Adjustment for Deduction for Change in Actuarial Present Value reported under the "Change in Pension Value and Non-qualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(266,225)	(409,275)	(1,472,875)
Non-PEO NEO [Member] | Adjustment for Increase for "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			130,125	186,625	130,750
Non-PEO NEO [Member] | Adjustment for Increase for "Prior Service Cost" for Pension Plans (Due to Plan Amendment/Modification) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			466,725	0	0
Non-PEO NEO [Member] | Adjustment for Deduction for the Equity Awards Grant Date Fair Value Reported Under the "Stock Awards" and "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,044,130)	(2,198,699)	(2,147,575)
Non-PEO NEO [Member] | Adjustment for Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,144,852	2,839,140	1,253,979
Non-PEO NEO [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			393,775	185,876	(1,850,528)
Non-PEO NEO [Member] | Adjustment for Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Adjustment for Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			300,669	184,567	1,799,251
Non-PEO NEO [Member] | Adjustment for Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0